Derivative financial instruments - The expected notional values of current hedging instruments in future years (Details) - Fair value hedges [member] £ in Millions	Dec. 31, 2020 GBP (£) Hedges	Dec. 31, 2019 GBP (£) Hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	114,556	112,457
Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	103,623	104,568
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
For number of hedges | Hedges	1,906	2,308
The average rate % of the hedging instruments across the relationships	1.87%	2.13%
Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	10,933	7,889
Inflation risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
For number of hedges | Hedges	104	117
The average rate % of the hedging instruments across the relationships	0.63%	0.70%
2020 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	103,623
2020 [member] | Inflation risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	10,933
2021 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	94,402
2021 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	8,817
2021 [member] | Inflation risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	10,128
2022 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	81,916
2022 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	7,966
2022 [member] | Inflation risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	8,817
2023 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	72,281
2023 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	6,051
2023 [member] | Inflation risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	7,966
2024 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	58,001
2024 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	5,062
2024 [member] | Inflation risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	6,051
2025 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	47,244
2025 [member] | Inflation risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	5,062
2026 and Later [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	40,243
2026 and Later [member] | Inflation risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	4,348